Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Intangible Assets are Amortized Using the Straight-Line Method with the Following Estimated Useful Lives	Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Items	Useful life
Concession right on forest land	37 years

Schedule of Revenue by Nature from Continuing Operations

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2025:

As of June 30, 2025
Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Financial liabilities:
Earn-out liability from MMB acquisition	-	-	$-	-

Schedule of unobservable inputs that are Classified as Level 3 in the Fair Value Hierarchy	The major assumptions used in the binomial model are as follows:
	June 30, 2025	April 25, 2025
Risk-free interest rate	1.90%	1.98%
Share price	$1.94	$3.88
Probability	30% - 40%	30% - 40%

Schedule of Revenue by Nature from Continuing Operations

 The following summarizes the Company’s revenue by nature from continuing operations:

	For the Six Months Ended June 30,
	2025	2024
Equipment and accessories	$1,023,797	$768,361
Craft beer and vending machine	25,544	-
Total revenue	$1,049,341	$768,361

Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:
	June 30, 2025	December 31, 2024	June 30, 2024

Year-end spot rate	US$1=RMB 7.1636	US$1=RMB 7.2993	US$1=RMB 7.2672
Year-end spot rate (discontinued operations)	US$1= INR 85.74	US$1= INR 85.55	US$1=INR 83.33
Average rate	US$1=RMB 7.2526	US$1=RMB 7.1957	US$1=RMB 7.2150
Average rate (discontinued operations)	US$1=INR 86.07	US$1=INR 83.66	US$1=INR 83.20